INCOME TAX (Tables) - Globis Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF DEFERRED TAX ASSETS

The Company’s net deferred tax assets are as follows:

	December 31,	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$43,241	$2,586
Startup and organizational costs	508,491	16,290
Total deferred tax assets	551,740	18,876
Valuation allowance	(551,740)	(18,876)
Deferred tax assets, net valuation allowance	$—	$—

SCHEDULE OF INCOME TAX PROVISION

The income tax provision consists of the following:

	December 31,	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(532,864)	(18,876)

State and Local
Current	$—	$—
Deferred	—	—

Change in valuation allowance	532,864	18,876
Income tax provision	$—	$—

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2021	December 31, 2020

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Business combination expense	(1.0)%	0.0%
Change in valuation allowance	(21.0)%	(21.0)%
Income tax provision	0.0%	0.0%